CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Cash flows from operating activities:
Net income		¥ 818,048	¥ 106,315	¥ 75,725
Less: Net income (loss) attributable to noncontrolling interests		236,283	(43,880)	(8,746)
Net income attributable to MHFG shareholders		581,765	150,195	84,471
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization		231,677	243,724	355,164
Provision (credit) for credit losses		112,776	156,200	32,459
Investment losses (gains)—net		(828,535)	526,359	159,789
Equity in losses (earnings) of equity method investees—net	[1]	(31,027)	(34,012)	(29,172)
Foreign exchange losses (gains)—net		207,400	(139,900)	155,104
Deferred income tax expense (benefit)		50,701	(101,941)	(157,231)
Net change in trading account assets		1,567,897	(7,460,802)	2,776,764
Net change in trading account liabilities		(1,984,509)	2,599,090	(2,979,299)
Net change in loans held for sale		30,250	(60,189)	26,659
Net change in accrued income		8,052	14,060	(44,519)
Net change in accrued expenses		(72,850)	(24,345)	45,653
Other—net		595,159	90,489	235,177
Net cash provided by (used in) operating activities		468,756	(4,041,072)	661,019
Cash flows from investing activities:
Proceeds from sales of Available-for-sale securities		28,041,466	21,153,866	21,132,162
Proceeds from sales of Equity securities	[2]	3,089,202	3,123,341	3,973,437
Proceeds from maturities of Available-for-sale securities		31,521,663	15,350,105	15,673,340
Proceeds from maturities of Held-to-maturity securities		116,060	731,686	939,397
Purchases of Available-for-sale securities		(69,491,642)	(37,445,206)	(34,327,798)
Purchases of Held-to-maturity securities		(134,660)		(2,042)
Purchases of Equity securities	[2]	(2,979,434)	(2,900,020)	(3,429,923)
Proceeds from sales of loans		1,847,102	1,729,513	1,184,160
Net change in loans		(1,502,445)	(7,512,885)	(3,852,757)
Net change in call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		6,906,483	(5,812,860)	(2,971,007)
Proceeds from sales of premises and equipment		13,664	16,825	7,812
Purchases of premises and equipment		(211,495)	(243,022)	(157,714)
Proceeds from sales of investments in subsidiaries (affecting the scope of consolidation)		218,259	1,068	220
Purchases of investments in subsidiaries (affecting the scope of consolidation)		(47,515)
Cash outflow from deconsolidation of a subsidiary				(4,943,059)
Net cash used in investing activities		(2,613,292)	(11,807,589)	(6,773,772)
Cash flows from financing activities:
Net change in deposits		4,394,481	7,920,701	3,065,826
Net change in call money and funds purchased, and payables under repurchase agreements and securities lending transactions		(962,754)	2,754,646	1,703,606
Net change in due to trust accounts		131,056	(62,610)	(59,373)
Net change in other short-term borrowings		4,085,165	2,936,677	270,560
Proceeds from issuance of long-term debt		2,568,730	2,303,803	1,659,412
Repayment of long-term debt		(1,511,050)	(3,273,353)	(3,241,799)
Proceeds from noncontrolling interests		236,868	131,795	219,187
Payments to noncontrolling interests		(37,928)	(148,673)	(579)
Proceeds from issuance of common stock				3
Proceeds from sales of treasury stock		854	1,517	953
Purchases of treasury stock		(1,849)	(1,441)	(2,124)
Purchases of treasury stock of subsidiaries		(5,414)
Dividends paid		(190,498)	(190,386)	(190,413)
Dividends paid to noncontrolling interests		(15,753)	(15,722)	(16,874)
Net cash provided by financing activities		8,691,908	12,356,954	3,408,385
Effect of exchange rate changes on cash and cash equivalents		235,610	(229,918)	206,186
Net increase (decrease) in cash and cash equivalents		6,782,982	(3,721,625)	(2,498,182)
Cash and cash equivalents at beginning of fiscal year		41,951,114	45,672,739	48,170,921
Cash and cash equivalents at end of fiscal year		48,734,096	41,951,114	45,672,739
Supplemental disclosure of cash flow information:
Interest paid		497,422	1,321,358	1,268,412
Income taxes paid		216,996	97,630	175,615
Noncash investing activities:
Transfer of loans into loans held-for-sale		¥ 20,335	¥ 29,953	2,728
Deconsolidation of Trust & Custody Services Bank, Ltd.:
Decrease in total assets				8,990,604
of which Cash and cash equivalents				4,943,059
Decrease in total liabilities				8,958,535
of which Due to trust accounts				3,620,825
Noncash assets acquired at fair value in an equity method investee	[3]			¥ 25,311

[1]	These amounts are revenues from contracts that do not meet the scope of ASC 606.
[2]	Proceeds from sales of Equity securities as well as Purchases of Equity securities include cash activity related to Other investments, the amounts of which are not significant.
[3]	Noncash assets acquired at fair value in an equity method investee was from deconsolidation of Trust & Custody Services Bank, Ltd.